File No. 333-93265


               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 5

                               TO

                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


                             FT 395
                  BANDWIDTH PORTFOLIO, SERIES 2
                 E-BUSINESS PORTFOLIO, SERIES 2
                   ENERGY PORTFOLIO, SERIES 7
      GLASS-STEAGALL FINANCIAL OPPORTUNITY PORTFOLIO SERIES
                  INTERNET PORTFOLIO, SERIES 9
                NEW E-CONOMY PORTFOLIO SERIES
                ONLINE MEDIA PORTFOLIO SERIES
               PHARMACEUTICAL PORTFOLIO, SERIES 8
                 TECHNOLOGY PORTFOLIO, SERIES 11
                      (Exact Name of Trust)

                  FIRST TRUST PORTFOLIOS, L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)



          FIRST TRUST PORTFOLIOS, L.P.  CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen         Attn:  Eric F. Fess
          1001 Warrenville Road         111 West Monroe Street
          Lisle, Illinois  60532        Chicago, Illinois  60603


        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:    immediately upon filing pursuant to paragraph (b)
:__X_:    March 31, 2005
:____:    60 days after filing pursuant to paragraph (a)
:____:    on (date) pursuant to paragraph (a) of rule (485 or 486)


              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The purpose of the Amendment

                          The signatures


                  THE PURPOSE OF THE AMENDMENT

     The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of FT 395 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.


                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 395 BANDWIDTH PORTFOLIO, SERIES 2, E-BUSINESS PORTFOLIO, SERIES 2, ENERGY PORTFOLIO, SERIES 7, GLASS-STEAGALL FINANCIAL OPPORTUNITY PORTFOLIO SERIES, INTERNET PORTFOLIO, SERIES 9, NEW E-CONOMY PORTFOLIO SERIES, ONLINE MEDIA PORTFOLIO SERIES, PHARMACEUTICAL PORTFOLIO, SERIES 8 AND TECHNOLOGY PORTFOLIO, SERIES 11 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on March 31, 2005.

                        FT 395
                          BANDWIDTH PORTFOLIO, SERIES 2
                          E-BUSINESS PORTFOLIO, SERIES 2
                          ENERGY PORTFOLIO, SERIES 7
                          GLASS-STEAGALL FINANCIAL OPPORTUNITY PORTFOLIO SERIES INTERNET PORTFOLIO, SERIES 9
                          NEW E-CONOMY PORTFOLIO SERIES
                          ONLINE MEDIA PORTFOLIO SERIES
                          PHARMACEUTICAL PORTFOLIO, SERIES 8
                          TECHNOLOGY PORTFOLIO, SERIES 11
                         (Registrant)
                        By  FIRST TRUST PORTFOLIOS, L.P.
                                   (Depositor)


                        By  Jason T. Henry
                            Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                 TITLE*                 DATE


Judith M. Van Kampen       Director            )
                           of The Charger      ) March 31, 2005
                           Corporation, the    )
                           General Partner of  )
                           First Trust         )
                           Portfolios, L.P.    )

Karla M. Van Kampen-Pierre Director            )
                           of The Charger      ) Jason T. Henry
                           Corporation, the    ) Attorney-in-Fact**
                           General Partner of  )
                           First Trust         )
                           Portfolios, L.P.    )

David G. Wisen             Director            )
                           of The Charger      )
                           Corporation, the    )
                           General Partner of  )
                           First Trust         )
                           Portfolios, L.P.    )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.